Basis of preparation of financial statements (Policies)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Principles for consolidation

The Company's financial statements reflect the assets, liabilities and transactions of the Parent Company and its direct and indirect subsidiaries (“subsidiaries”). Intercompany balances and transactions, which include unrealized profits, are eliminated. A list of the most relevant companies, including subsidiaries, associates and joint ventures, and the accounting policies applied in the preparation of the consolidated financial statements are described in note 15.

Significant accounting policies

Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2021, reporting periods or have not impacted these financial statements. The Company did not early adopt any of these standards and does not expect them to have a material impact on the entity in future reporting periods.

Significant accounting policies used in the preparation of these financial statements are disclosed in the respective notes and have been consistently applied to all years presented, except for the following:

f.i) IAS 21 - Effects of changes in exchange rates and conversion of financial statements

IAS 21 defines that exchange differences arising from transactions and balances of foreign operations are recognized and accumulated in equity until this operation is fully or partially disposed. The IFRS Interpretations Committee defined that “partial disposal” of investment can be interpreted as (i) reduction in the percentage of equity interest; or (ii) reduction in the absolute value of the investment through the reduction of the investee's capital, even if the investor’s percentage of ownership interest is not changed. Therefore, according to this interpretation, there is an accounting policy choice regarding the definition of partial disposal and, consequently, for the reclassification of cumulative translation adjustments in this context.

In 2021, Vale has determined its first capital return from a subsidiary, mainly due to the review of intragroup cash flows vis-à-vis the dividend policy in place and considering the profit reserves available for distribution to stockholders.

In December 2021, the Company approved a capital reduction in the amount of US$3,000 of VISA, a wholly-owned foreign subsidiary (note 15). The amount received in December 2021 was determined as a return of the Company’s investment in VISA, which led to a reduction in the investment held by the Parent Company.

Following this new transaction, Vale concluded that capital reductions in foreign operations will be better reflected in its financial statements through the application of the absolute value approach, as described in ii) above.

Therefore, the return of capital was determined as a partial disposal and, in accordance with the requirements of IAS 21, the exchange differences recorded in the stockholders’ equity were reclassified to the income statement in the same proportion as the reduction in the net investment held in VISA, leading to a gain of US$2,413 presented as “Other financial items, net” (note 6). The remaining balance of cumulative translation adjustments of VISA represents US$6,243 as at December 31, 2021.

f.ii) IFRS 2 - Share-based payment

IFRS 2 defines that the accounting for share-based payments depends on the form of settlement of the plans, which can be “cash-settled” or “equity-settled”. When a plan is settled in cash, the payment obligation to the employee is recognized as a liability, which is updated to fair value recognized in the income statement at each reporting date and on the settlement date of the obligation. When the plan is settled with equity instruments, the fair value of the plan is calculated only on the grant date of the benefit and the fair value of the plan is recognized in the income statement for the year on a straight-line basis to equity over the period of service required.

Until December 2020, the long-term incentive programs for the Company's executives, were recorded as liabilities based on the practice adopted by the Company to settle its obligation related to these programs with cash payment instead of Vale’s stocks for its executives.

On April 30, 2021, the modification of the Regulation of the Performance Share Unit program (“PSU”) was approved at the Ordinary and Extraordinary Annual General Meeting (“date of modification”), enabling the use of treasury shares of the Company to settle the obligation. Thus, the plans started to be treated as “settled with equity instruments” and their fair value was remeasured on the modification date. The effects of this change are detailed in note 29.

Revenue

Revenue from sales - Revenue is recognized when the control of a good or service is transferred to a customer. Since Vale’s sales are under different shipping terms, revenue could be recognized when the product is available at the loading port, loaded on the ship, at the port of discharge or at the customer’s warehouse.

A relevant proportion of Vale’s sales are under Cost and Freight (“CFR”) and Cost, Insurance and Freight (“CIF”) Incoterms, in which the Company is responsible for providing shipping services after the date that Vale transfers control of the goods to the customers. Shipping services for CFR and CIF contracts are considered as a separate performance obligation in which a proportion of the transaction price is allocated and recognized over time as the shipping services are provided.

In general, the contract payment terms consider the upfront payments or the use of letters of credit. The payment terms do not have a significant financing component. In some cases, the sale price is determined on a provisional basis at the date of sale and adjustments to the sale price subsequently occur based on movements in the quoted market or contractual prices up to the date of final pricing.

Revenue is recognized based on the estimated fair value of the total consideration receivable, and the provisionally priced sale mechanism embedded within these sale arrangements has the character of a derivative. Accordingly, the fair value of the final sale price adjustment is re-estimated continuously and changes in fair value are recognized as operational revenue in the income statement.

Transactions in foreign currencies and translation from the functional currency to the presentation currency

Transactions in foreign currencies are translated into the functional currency using the exchange rate prevailing at the transaction date. The foreign exchange gains and losses resulting from the translation at the exchange rates prevailing at the end of the year are recognized in the income statement as “financial income or expense”. The exceptions are transactions related to qualifying net investment hedges or items that are attributable to part of the net investment in a foreign operation, for which gains, and losses are recognized as a component of other comprehensive income.

Streaming transactions

The Company recognizes contract liabilities in the event it receives payments from customers before a sale meets criteria for revenue recognition. Proceeds received under the terms of the streaming transaction are accounted for as “streaming transactions” and included within liabilities.

Contract liability is initially recognized at fair value, net of transaction costs incurred, and is subsequently carried at amortized cost and updated using the effective interest rate method. Contract liability is released in the income statement based on the volume produced compared to the total proved and probable reserves of gold or cobalt .

Income taxes

The Brazilian corporate tax law requires the taxation on the income generated from foreign subsidiaries and, therefore, income tax charge is calculated using the tax rate enacted at the end of the reporting period in Brazil. The effects of the income tax calculation in the consolidated financial statements are calculated by applying the differential between the Brazilian income tax rate and the local income tax rate of each jurisdiction where the Company’s subsidiaries operate and generate taxable income.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and it establishes provisions, where appropriate, on the basis of amounts expected to be paid to the tax authorities. The liabilities related to uncertain tax positions are recorded only after determining, based on the position of its internal and external legal advisors, a more-likely-than-not probability that the uncertain tax positions will withstand challenge, if any, from taxing authorities.

Deferred income taxes are recognized based on temporary differences between carrying amount and the tax basis of assets and liabilities as well as tax losses carryforward. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss. Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority.

The deferred tax assets arising from tax losses and temporary differences are not recognized when it is not probable that future taxable profit will be available against which temporary differences and/or tax losses can be utilized.

Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in stockholder’s equity. In this case, the tax is also recognized in other comprehensive income or directly in stockholder’s equity, respectively.

Accounts receivable

Accounts receivable is the total amount due from sale of products and services rendered by the Company. Accounts receivable is recognized at fair value and subsequently measured at amortized cost using the effective interest method, except for component of provisionally priced commodities sales that are subsequently measured at fair value through profit or loss.

The Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all accounts receivable. The Company has established a provision matrix that is based on historical credit loss experience, adjusted for forward-looking factors specific to the economic environment and by any financial guarantees related to these accounts receivables.

Inventories

Inventories are stated at the lower of cost and net realizable value. Inventory production cost comprises variable and fixed costs, direct and indirect costs of production and are assigned to individual items of inventory based on weighted average costs method. At the end of the reporting period, net realizable value of inventories are assessed and a provision for losses on obsolete or slow-moving inventory may be recognized. The write-downs and reversals are recognized as “Cost of goods sold, and services rendered”.

Concessions	Railway concessions liabilities consist of the following future payments discounted at present value: (i) fixed payments for the concession; (ii) amounts expected to be disbursed for constructing railways and infrastructure; (iii) cost of acquiring equipment to be made available for the granting authority; and (iv) other miscellaneous obligations and commitments that complement the early extension of the railway concessions agreement.

Grant payments are discounted using the regulatory weighted average cost of capital (“WACC”), which is the interest rate explicit in the concession agreement as determined by the ANTT, and payments related to other investment obligations are discounted at an incremental rate to reflect the time value of money, that is, a risk-free interest rate applicable to the economic environment in which the Company operates and with terms and conditions equivalent to the obligations assumed.

The amounts payable in relation to the concession granted are initially accounted for as intangible in accordance with the accounting policy, disclosed in note 17.

Subsidiaries	The Company consolidates all entities over which it has control, that is, when: (i) the Company is exposed or has rights over variable returns from its involvement with the investee; and (ii) has the ability to direct the investee’s significant activities. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. Consolidation is interrupted from the date on which the Company ceases to have control.
Transactions with noncontrolling interests	Investments held by other investors in Vale’s subsidiaries are classified as noncontrolling interests (“NCI”). The Company treats transactions with noncontrolling interests as transactions with the Company’s stockholders. For purchases or disposals of non-controlling interests, the difference between the consideration paid and the book value of the acquired portion of the subsidiary's net assets is recorded directly in equity under “Acquisitions and disposals of non-controlling interests”.
Loss of control	When the Company ceases to have control, any interest retained in the entity is remeasured at its fair value, with the change in the carrying amount recognized in profit or loss. Amounts previously recognized in other comprehensive income are reclassified to the income statement.
Investments in associates and joint arrangements	Associates are all entities over which the Company has significant influence, but not control, generally through an equity interest of 20% to 50% of the voting rights. If the equity interest in the associate is reduced, but significant influence is retained, only a proportionate portion of the amounts previously recognized in other comprehensive income will be reclassified to profit or loss, when appropriate. Dilution gains and losses, incurred on interests in associates, are recognized in the income statement.

Joint arrangements are all entities over which the Company has shared control with one or more parties. Joint arrangement investments are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor.

The joint operations are recorded in the financial statements to represent the Company’s contractual rights and obligations. Accordingly, the assets, liabilities, income and expenses related to the joint operation are recorded individually in the financial statements.

Interests in joint ventures are accounted for using the equity method, after initially being recognized at cost. The Company investment in joint ventures includes the goodwill identified in the acquisition, net of any impairment loss. The Company interest in the profits or losses of its joint ventures is recognized in the income statement and participation in the changes in reserves is recognized in the Company's reserves. When the Company’s interest in the losses of an associate or joint venture is equal to or greater than the carrying amount of the investment, including any other receivables, the Company does not recognize additional losses, unless it has incurred obligations or made payments on behalf of the joint venture.

Business combination	The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises (i) fair values of the assets transferred; (ii) liabilities assumed of the acquired business; (iii) equity interests issued to the Company; (iv) fair value of any asset or liability resulting from a contingent consideration arrangement, and (v) fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired, and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Company recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Discontinued operation	The classification as a discontinued operation occurs through disposal, or when the operation meets the criteria to be classified as held for sale if this occurs earlier. A discontinued operation is a component of a Company business comprising cash flows and operations that may be clearly distinct from the rest of the Company and that represents an important separate line of business or geographical area of operations.

The result of discontinued operations is presented in a single amount in the income statement, including the results after income tax of these operations less any impairment loss. Cash flows attributable to operating, investing and financing activities of discontinued operations are disclosed in a separate note.

When an operation is classified as a discontinued operation, the income statements of the prior periods are restated as if the operation had been discontinued since the beginning of the comparative period.

Any noncontrolling interest relating to a group disposal held for sale is presented in the stockholders’ equity and is not reclassified in the statement of financial position.

Intangibles

Intangibles are carried at acquisition cost, net of accumulated amortization and impairment charges.

The estimated useful lives are as follows:

Useful life
Railway concessions	5 to 37 years
Contract right	22 to 31 years
Software	5 years

Property, plant and equipment

Property, plant, and equipment are recorded at the cost of acquisition or construction, net of accumulated depreciation and impairment charges.

Mineral properties developed internally are determined by (i) direct and indirect costs attributed to build the mining facilities, (ii) financial charges incurred during the construction period, (iii) depreciation of other fixed assets used during construction, (iv) estimated decommissioning and site restoration expenses, and (v) other capitalized expenditures during the development phase (phase when the project demonstrates its economic benefit to the Company, and the Company has ability and intention to complete the project).

The depletion of mineral properties is determined based on the ratio between production and total proven and probable mineral reserves.

Property, plant and equipment, other than mineral properties are depreciated using the straight-line method based on the estimated useful lives, from the date on which the assets become available for their intended use and are capitalized, except for land which is not depreciated.

The estimated useful lives are as follows:

Useful life
Buildings	3 to 50 years
Facilities	3 to 50 years
Equipment	3 to 40 years
Locomotives	12 to 25 years
Wagons	30 to 45 years
Railway equipment	5 to 37 years
Vessels	20 to 25 years
Others	2 to 50 years

The residual values and useful lives of assets are reviewed at the end of each reporting period and adjusted if necessary.

Exploration and evaluation expenditures	Expenditures on mining research are accounted for as operating expenses until the effective proof of economic feasibility and commercial viability of a given field can be demonstrated. From then on, the expenditures incurred are capitalized as mineral properties.
Expenditures on feasibility studies, new technologies and others research	The Company also conducts feasibility studies for many businesses which it operates including researching new technologies to optimize the mining process. After these costs are proven to generate future benefits to the Company, the expenditures incurred are capitalized.
Maintenance costs	Significant industrial maintenance costs, including spare parts, assembly services, and others, are recorded in property, plant and equipment and depreciated through the next programmed maintenance overhaul.
Stripping costs	The cost associated with the removal of overburden and other waste materials (“stripping costs”) incurred during the development of mines, before production takes place, are capitalized as part of the depreciable cost of the mineral properties. These costs are subsequently amortized over the useful life of the mine.

Post-production stripping costs are included in the cost of inventory, except when a new project is developed to permit access to a significant ore deposit. In such cases, the cost is capitalized as a non-current asset and is amortized during the extraction of the ore deposits, over the useful life of the ore deposits.

Leases	The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the lease term or the end of the useful life of the right-of-use asset.

The Company does not recognize right-of-use assets and liabilities for leases with less than 12 months of lease term and/or leases of low-value assets. The payments associated to these leases are recognized as an expense on a straight-line basis over the lease term.

The lease liability is initially measured at the present value of the lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise: (i) fixed payments, including in-substance fixed payments; (ii) variable lease payments that depend on an index or a rate; and (iii) the exercise price under a purchase option or renewal option that are under the Company’s control and is reasonably certain to be exercised.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero. Lease liabilities are presented in note 23.

Impairment and onerous contracts

Impairment of non-financial assets - Non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount might not be recoverable. An impairment loss is recognized for the amount by which the asset´s carrying value exceeds its recoverable amount. The recoverable amount is the higher of an asset‘s fair value less costs of disposal (“FVLCD”) and value in use (“VIU”).

FVLCD is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset from a market participant’s perspective, including any expansion prospects. VIU model is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form. Value in use is determined by applying assumptions specific to the Company’s continued use and cannot take into account future development. These assumptions are different to those used in calculating fair value and consequently the VIU calculation is likely to give a different result to a FVLCD calculation.

Assets that have an indefinite useful life and are not subject to amortization, such as goodwill, are tested annually for impairment.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGU). Goodwill is allocated to Cash Generating Units or Cash Generating Units groups that are expected to benefit from the business combinations in which the goodwill arose and are identified in accordance with the operating segment.

Non-current assets (excluding goodwill) in which the Company recognized impairment in the past are reviewed whenever events or changes in circumstances indicate that the impairment may no longer be applicable. In such cases, an impairment reversal will be recognized.

Onerous Contracts - For certain long-term contracts, a provision is recognized when the present value of the unavoidable cost to meet the Company’s obligation exceeds the economic benefits that could be received from those contracts.

Derivative financial instruments

The Company uses financial instruments to hedge its exposure to certain market risks arising from operational, financing and investing activities. Derivatives are included within financial assets or liabilities at fair value through profit or loss unless they are designated as effective hedging instruments (hedge accounting).

At the beginning of the hedge operations, the Company documents the type of hedge, the relation between the hedging instrument and hedged items, its risk management objective and strategy for undertaking hedge operations. The Company also documents, both at hedge inception and on an ongoing basis that the hedge is expected to continue to be highly effective. The Company has elected to adopt the new general hedge accounting model in IFRS 9 and designates certain derivatives as either:

Cash flow hedge - The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in equity within "Unrealized fair value gain (losses)". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized in profit or loss when the transaction is recognized in the income statement.

Net investment hedge - Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognized in equity within "Cumulative translation adjustments". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. Gains and losses accumulated in equity are included in the statement of income when the foreign operation is partially or fully disposed of or sold.

Derivatives at fair value through profit or loss - Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value of any of these derivative instruments are recognized immediately in the income statement.

Financial instruments classification

Classification and measurement - The Company classifies financial instruments based on its business model for managing the assets and the contractual cash flow characteristics of those assets. The business model test determines the classification based on the business purpose for holding the asset and whether the contractual cash flows represent only payments of principal and interest.

Financial instruments are measured at fair value through profit or loss (“FVTPL”) unless certain conditions are met that permit measurement at fair value through other comprehensive income (“FVOCI”) or amortized cost. Gains and losses recorded in other comprehensive income for debt instruments are recognized in profit or loss only on disposal.

Investments in equity instruments are measured at FVTPL unless they are eligible to be measured at FVOCI, whose gains and losses are never recycled to profit or loss.

All financial liabilities are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Excepts for Participative stockholders' debentures and Derivative financial instruments that are measured at FVTPL.

Fair value hierarchy - The Company classifies financial instruments within the fair value hierarchy as:

Level 1: The fair value of financial instruments traded in active markets (e.g. derivatives and publicly traded shares) is based on quoted market prices at the end of the financial statements period.

Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over the counter derivatives) is determined using valuation techniques that maximize the use of observable market data. If all significant data required for the fair value of an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant data are not based on observable market data, the instrument is included in level 3. The fair value of derivatives classified as level 3 is estimated using discounted cash flows and option valuation models with unobservable inputs of discount rates, stock prices and commodity prices.

Participative stockholders' debentures

The participative stockholders' debentures are measured at fair value through profit or loss based on the market approach, representing the amount that would be paid for the acquisition of these securities on the measurement date and, therefore, also implicitly includes the remuneration to the debenture holder. To calculate the fair value of the liabilities, the Company uses the weighted average price of the secondary market trades in the last month of the quarter.

Loans and borrowings

Loans and borrowings are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the Income statement over the period of the loan, using the effective interest rate method. The fees paid in obtaining the loan are recognized as transaction costs. The Company contracts derivatives to protect its exposure to changes in debt cash flows, changing the average cost of debts that have hedge derivatives contracted.

Loans and borrowing costs are capitalized as part of property, plants and equipment if those costs are directly related to a qualified asset. The capitalization occurs until the qualified asset is ready for its intended use.In 2021, 9% of total interest incurred was capitalized (note 6). Borrowing costs that are not capitalized are recognized in the income statement in the period in which they are incurred.

The accounting policy applied to lease liabilities is disclosed in note 18.

Provisions

The long-term liability is discounted at presented value using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability and the unwinds are recorded in the income statement and is reduced by payments. The accrued amounts of these obligations are not deducted from the potential costs covered by insurance or indemnities.

Litigation

A provision is recognized when it is considered probable that an outflow of resources will be required to settle the obligation and can be reliably estimated. The liability is accounted against an expense in the income statement. This obligation is updated based on the developments of the judicial process or interest accretion and can be reversed if the expectation of loss is not considered probable due to changes in circumstances or when the obligation is settled.

Contingent assets are disclosed when the related economic benefits are probable and are only recognized in the financial statements in the period in which their realization is virtually certain.

Employee benefits

i. Current benefits - wages, vacations and related taxes

Payments of benefits such as wages or accrued vacation, as well the related social security taxes over those benefits are recognized monthly in income, on an accruals basis.

ii. Current benefits - profit sharing program

The Company has the Annual Incentive Program (AIP) based on Team and business unit’s contribution and Company-wide performance through operational cash generation. The Company makes an accrual based on evaluation periodic of goals achieved and Company result, using the accrual basis and recognition of present obligation arising from past events in the estimated outflow of resources in the future. The accrual is recorded as cost of goods sold and services rendered or operating expenses in accordance with the activity of each employee.

iii. Non-current benefits - long-term incentive programs

The Company has established a procedure for awarding certain eligible executives (Matching and Performance Share unit (“PSU”) Programs) with the goal of encouraging employee retention and optimum performance. Share-based long-term compensation programs are equity-settled, under which the Company receives employee services as consideration for equity instruments. The fair value of employee services received in exchange for the grant of options is recognized as an expense. The total amount of expenses is recognized during the period in which the right is acquired; period during which the specific vesting conditions are met.

iv. Non-current benefits - pension costs and other post-retirement benefits

The Company has several retirement plans for its employees.

For defined contribution plans, the Company’s obligations are limited to a monthly contribution linked to a pre-defined percentage of the remuneration of employees enrolled into these plans.

For defined benefit plans, actuarial calculations are periodically obtained for liabilities determined in accordance with the Projected Unit Credit Method in order to estimate the Company’s obligation. The liability recognized in the statement of financial position represents the present value of the defined benefit obligation as at that date, less the fair value of plan assets. The Company recognized in the income statement the costs of services, the interest expense of the obligations and the interest income of the plan assets. The remeasurement of gains and losses, return on plan assets (excluding the amount of interest on return of assets, which is recognized in income for the year) and changes in the effect of the ceiling of the active and onerous liabilities are recognized in comprehensive income for the year.

For overfunded plans, the Company does not recognize any assets or benefits in the statement of financial position or income statement until such time as the use of the surplus is clearly defined. For underfunded plans, the Company recognizes actuarial liabilities and results arising from the actuarial valuation.

Stockholders' equity

Share capital and treasury shares - The Company holds stocks in treasury for a future sale, cancellation or for the payment of the executives' long-term compensation programs. These stocks are recognized in a specific account as a reduction of stockholders' equity to the acquisition value and maintained at the cost of the transaction. Incremental costs directly attributable to the issue of new shares or options are recognized in stockholders' equity as a deduction from the amount raised, net of taxes.

Stockholder’s remuneration - The stockholder’s remuneration is paid on dividends and interest on capital. This remuneration is recognized as a liability in the financial statements of the Company based on bylaws. Any amount above the minimum mandatory remuneration approved by the by-laws shall only be recognized in current liabilities on the date that is approved by stockholders.

The Company is permitted to distribute interest attributable to stockholders’ equity. The calculation is based on the stockholders’ equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the Brazilian Government Long-term Interest Rate (“TJLP”) determined by the Central Bank of Brazil. Also, such interest may not exceed 50% of the net income for the year or 50% of retained earnings plus profit reserves as determined by Brazilian corporate law.

The benefit to the Company, as opposed to making a dividend payment, is a reduction in the income tax burden because this interest charge is tax deductible in Brazil. Income tax of 15% is withheld on behalf of the stockholders relative to the interest distribution. Under Brazilian law, interest attributed to stockholders’ equity is considered as part of the annual minimum mandatory dividend. This notional interest distribution is treated for accounting purposes as a deduction from stockholders' equity in a manner similar to a dividend and the tax deductibility recorded in the income statement.